STATEMENT OF INVESTMENTS
BNY Mellon Disciplined Stock Fund

July 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.3%
Automobiles & Components - 1.1%
General Motors	158,382		6,389,130
Banks - 9.8%
Bank of America	482,966		14,817,397
Citigroup	251,153		17,872,047
JPMorgan Chase & Co.	155,376		18,023,616
U.S. Bancorp	133,733		7,642,841
			58,355,901
Capital Goods - 4.8%
Honeywell International	73,786		12,725,134
L3Harris Technologies	30,813		6,396,779
United Technologies	73,789		9,858,210
			28,980,123
Consumer Durables & Apparel - 1.4%
Lennar, Cl. A	108,654		5,168,671
PVH	35,193		3,129,362
			8,298,033
Consumer Services - 1.5%
Chipotle Mexican Grill	6,079	[a]	4,836,027
McDonald's	20,978		4,420,484
			9,256,511
Diversified Financials - 9.4%
Ameriprise Financial	44,725		6,507,935
Berkshire Hathaway, Cl. B	101,719	[a]	20,896,134
LPL Financial Holdings	36,111		3,028,630
Morgan Stanley	136,632		6,088,322
The Goldman Sachs Group	48,682		10,716,369
Voya Financial	158,249		8,888,846
			56,126,236
Energy - 7.1%
Hess	168,859		10,948,818
Marathon Petroleum	236,722		13,348,754
Occidental Petroleum	116,412		5,978,920
Phillips 66	78,245		8,024,807
Valero Energy	51,013		4,348,858
			42,650,157
Food, Beverage & Tobacco - 3.1%
Conagra Brands	370,119		10,685,336
PepsiCo	60,291		7,705,793
			18,391,129

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
Health Care Equipment & Services - 4.8%
Anthem	20,669		6,089,294
CVS Health	51,857		2,897,251
Humana	10,091		2,994,504
Medtronic	165,558		16,876,983
			28,858,032
Insurance - 4.2%
American International Group	168,769		9,449,376
Assurant	71,041		8,053,208
The Hartford Financial Services Group	127,670		7,357,622
			24,860,206
Materials - 7.5%
CF Industries Holdings	248,012		12,291,475
Dow	85,815		4,156,879
DuPont de Nemours	33,764		2,436,410
Freeport-McMoRan	314,837		3,482,097
Newmont Goldcorp	113,474		4,144,070
The Mosaic Company	218,787		5,511,245
Vulcan Materials	90,838		12,567,437
			44,589,613
Media & Entertainment - 6.4%
Alphabet, Cl. C	20,919	[a]	25,451,729
Comcast, Cl. A	108,044		4,664,259
Omnicom Group	98,236	[b]	7,880,492
			37,996,480
Pharmaceuticals Biotechnology & Life Sciences - 4.3%
Merck & Co.	170,740		14,169,713
Pfizer	305,144		11,851,793
			26,021,506
Real Estate - 1.6%
Lamar Advertising, Cl. A	71,884	[c]	5,816,853
Outfront Media	139,555	[c]	3,793,105
			9,609,958
Retailing - 2.7%
Amazon.com	2,998	[a]	5,596,606
O'Reilly Automotive	15,343	[a]	5,842,001
Target	58,267		5,034,269
			16,472,876
Semiconductors & Semiconductor Equipment - 4.1%
Broadcom	25,547		7,408,375
Qualcomm	118,863		8,696,017
Texas Instruments	40,332		5,041,903
Xilinx	28,872		3,297,471
			24,443,766

Description		Shares		Value ($)
Common Stocks - 96.3% (continued)
Software & Services - 8.8%
FleetCor Technologies		17,157	[a]	4,875,505
HubSpot		16,707	[a]	2,985,875
International Business Machines		63,301		9,383,740
Microsoft		66,626		9,079,125
Oracle		80,771		4,547,407
Palo Alto Networks		20,075	[a]	4,547,790
PayPal Holdings		56,026	[a]	6,185,270
Teradata		94,958	[a,b]	3,477,362
Visa, Cl. A		41,211		7,335,558
				52,417,632
Technology Hardware & Equipment - 4.1%
Cisco Systems		260,311		14,421,229
Corning		328,228		10,093,011
				24,514,240
Telecommunication Services - 3.0%
AT&T		521,959		17,772,704
Transportation - 2.1%
Delta Air Lines		125,029		7,631,770
Union Pacific		26,835		4,828,958
				12,460,728
Utilities - 4.5%
Clearway Energy, Cl. C		281,819		5,078,378
Edison International		141,380		10,538,465
PPL		371,416		11,005,056
				26,621,899
Total Common Stocks (cost $474,526,043)				575,086,860
	1-Day Yield (%)
Investment Companies - 3.8%
Registered Investment Companies - 3.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $22,414,650)	2.28	22,414,650	[d]	22,414,650
Total Investments (cost $496,940,693)		100.1%		597,501,510
Liabilities, Less Cash and Receivables		(.1%)		(643,035)
Net Assets		100.0%		596,858,475

a Non-income producing security.

b Security, or portion thereof, on loan. At July 31, 2019, the value of the fund’s securities on loan was $10,878,300 and the value of the collateral held by the fund was $11,235,632, consisting of U.S. Government & Agency securities.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Disciplined Stock Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	575,086,860	-	-	575,086,860
Investment Companies	22,414,650	-	-	22,414,650

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2019, accumulated net unrealized appreciation on investments was $100,560,817, consisting of $113,228,655 gross unrealized appreciation and $12,667,838 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.